Investments (Schedule of Breakdown According to Type of Investment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Short-term investments
Deposits held at financial institutions, in USD	[1]	$ 56,693	$ 37,849
Investments in marketable securities
Mutual funds		15	13
Short-term investments		56,708	37,862
Long-term investments
Deposits held at financial institutions, in USD		$ 5,171	$ 9,017

[1]	Including restricted cash in the amount of USD 1,107 thousand for bank guarantees.